CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses and Statement of Additional Information from the forms of Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 182 (“PEA No. 182”) on December 28, 2012, pursuant to Rule 485(b) under the 1933 Act for the following fund:
Janus Diversified Alternatives Fund
— Class A Shares
— Class C Shares
— Class D Shares
— Class I Shares
— Class N Shares
— Class S Shares
— Class T Shares
3.	The text of PEA No. 182 has been filed electronically.
DATED: January 2, 2013

JANUS INVESTMENT FUND on behalf of Janus Diversified Alternatives Fund
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President